Stock-Based Compensation - Disclosures for 2004 Purchase Plan (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average purchase price per share	$ 217.91	$ 150.13	$ 144.95
Weighted average grant-date fair value per share of shares purchased	$ 60.49	$ 57.63	$ 53.37
Number of shares purchased	150,044	182,175	166,384